Share-based Compensation (Tables)	6 Months Ended
Sep. 30, 2025
Share-Based Payment Arrangement [Abstract]
Schedule of Significant Assumptions Used to Estimate the Fair Value of Stock Options
Expected term	3 years
Expected volatility	44.67%
Expected dividend rate	—%
Risk-free rate	2.00%

Schedule of Stock Option Activity Under the Plan

The following table summarizes stock option activity under the plan:

Vested options	Options	Weighted-Average Grant-Date Fair Value per Option	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term (Years)
Vested at April 1, 2025	—	¥—
Vested	226,800	72.2
Vested at September 30, 2025	226,800	¥72.2	¥200.0	8.4

Schedule of Activity for Non-Vested Stock Options

The following table summarizes activity for non-vested stock options:

Non-vested options	Number of Options	Weighted-Average Grant-Date Fair Value per Option
Non-vested at April 1, 2025	226,800	¥72.2
Vested	(226,800)	72.2
Non-vested at September 30, 2025	—